Related Party Disclosures - Summary Of Remuneration Expenses Recorded For The Members Of Board (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure Of Detailed Information About Remuneration Expenses Of Board Of Directors [Line Items]
Short-term benefits	€ 282	€ 388
Non-executive directors remuneration	180	152
Share-based payment plan	300	6,146
Total	€ 762	€ 6,686